INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2026
Major components of tax expense (income) [abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2026	2025	2026	2025
Current income taxes	(55)	(49)	(21)	(17)
Deferred income taxes	(9)	(4)	(4)	(1)
Income taxes	(64)	(53)	(25)	(18)
Effective tax rate	19.7%	60.9%	20.2%	(25.4)%